Income Taxes - Schedule of Components of Company's Net Deferred Income Tax Assets (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets and Liabilities [Abstract]
Convertible debt	$ 0	$ 733,756
Depreciable assets	2,680,667	3,092,163
Lease obligation	1,306	4,925
Non-capital losses	22,217,470	18,348,349
Share issue costs	932,557	728,046
Scientific research and experimental development pool	3,131,664	2,093,085
Tax credits - Federal	1,664,384	1,058,417
Tax credits - Provincial	680,589	488,417
Other	14,206	121,846
Less: valuation allowance	(31,322,843)	(26,669,004)
Net deferred income tax assets	$ 0	$ 0